[Letterhead of Andrews Kurth LLP]

April 29, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Williams Partners L.P. Registration Statement on Form S-1

Ladies and Gentlemen:

     On behalf of Williams Partners L.P. (the “Partnership”), transmitted herewith for filing under the Securities Act of 1933, as amended, is the Partnership’s Registration Statement on Form S-1 (the “Registration Statement”) relating to the public offering of the Partnership’s Common Units.

     The filing has been effected through the EDGAR electronic filing system under the Partnership’s CIK No. 0001324518.

     In addition, we wish to call to your attention the prior request by The Williams Companies, Inc. for the pre-clearance of the accounting treatment of certain financial statements and financial information set forth in the Registration Statement. For your convenience, attached hereto in EDGAR format is a copy of the Commission’s response, by letter dated March 9, 2005, to such request.

     Should any questions or comments arise in connection with the Registration Statement discussed herein, please contact me by telephone at (713) 220-3992 or by fax at (713) 238-7127.

Very truly yours,

/s/ William J. Cooper
William J. Cooper

Attachment

March 9, 2005

Gary R. Belitz
Controller and Chief Accounting Officer
The Williams Companies, Inc.
One Williams Center
P.O. Box 2400
Tulsa, OK 74102-2400

Re:	“Master” Limited Partnership to be formed by The Williams Companies, Inc. Proposed Initial Filing on Form S-l

Dear Mr. Belitz:

      In your letter dated February 22, 2005, you request the staffs’ concurrence with your planned presentation of certain financial statements and financial information in a proposed initial filing on Form S-l. The Form S-l will be filed by a “master” limited partnership (the Partnership), to be formed by The Williams Companies, Inc. (the Company). The Company will contribute certain natural gas and natural gas liquids gathering, transmission, processing, fractionation and storage assets (the Assets) to the Partnership. The Assets are currently owned by various legal entities of the Company and are reported as part of the Company’s Midstream, segment.

      The Company will retain significant assets of the Midstream segment and therefore believes that presenting historical financial statements for only the Assets would be relevant and informative. Financial statements of the legal entities that currently hold the Assets have never been prepared. Because assets remain in those legal entities and for the other reasons you have outlined in your letter, you believe the historical financial statements of the legal entities would not be relevant or useful for investors.

      You propose to present audited historical financial statements for the Assets, the predecessor to the Partnership, as of December 31, 2004 and 2003 and for the three years ended December 31, 2004. These audited historical financial statements would exclude income tax expense because the Partnership will not be subject to income tax. You also propose to include audited financial statements for Discovery, a contributed asset that is an equity method investment, as of December 31, 2004 and 2003 and for the three years ended December 31, 2004, pursuant to Rule 3-09 of Regulation S-X. Selected financial data, pro forma financial statements and an audited balance sheet for the Partnership and the GP of the Partnership will also be included as detailed in your letter.

      We will not object to your proposal outlined above and described further in your letter. Note that we were not asked to conclude, nor have we concluded, on the appropriateness of the

Gary R. Belitz
March 9, 2005

accounting by the Company, or the proposed accounting by the Partnership, of the investment in Discovery. Please ensure that you include the following additional information in the Form S-l:

•	The history of the contributed assets and the basis for the financial statement presentation;

•	Disclosure of the reason for omitting the historical income tax expense;

•	Disclosure of the method of allocation of the general and administrative costs, which method must be reasonable; and

•	Any interim financial statements that may be required.

      Our conclusions are based only on the information included in your letter. Different facts could result in a different conclusion. If you have any questions about this letter please contact me at (202) 942-2850.

Sincerely,

Carol A. Stacey
Chief Accountant